Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Balance, Beginning	$ (4,369,874)	$ 11,191,054	$ 10,926,072
Dividends paid to noncontrolling interest		(10,117,946)	(6,509,680)
Changes in controlling ownership interest		(211,123)	320,956
Paid-in capital from noncontrolling shareholders			641
Share-based compensation (Note 16)	3,068,213	5,575,877	6,056,033
Deconsolidation	809,692	2,510,775
Net income (loss)	(5,651,884)	(9,287,365)	4,335,272
Balance, Ending	(8,335,071)	(4,369,874)	11,191,054
Commodities brokerage Services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning	(4,524,931)	11,418,320	10,994,060
Dividends paid to noncontrolling interest		(10,117,946)	(6,509,680)
Changes in controlling ownership interest		171,542	1,393,508
Paid-in capital from noncontrolling shareholders			641
Share-based compensation (Note 16)	876,995	1,162,066	724,285
Deconsolidation	809,692	2,404,822
Net income (loss)	(6,388,746)	(9,563,735)	4,815,506
Balance, Ending	(9,226,990)	(4,524,931)	11,418,320
Investment Advisory services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling interest
Changes in controlling ownership interest
Paid-in capital from noncontrolling shareholders
Share-based compensation (Note 16)
Deconsolidation
Net income (loss)
Balance, Ending
Institution Subscription services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling interest
Changes in controlling ownership interest
Paid-in capital from noncontrolling shareholders
Share-based compensation (Note 16)
Deconsolidation
Net income (loss)
Balance, Ending
Rifa Financial Holdings Brokerage services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning	155,057	(227,266)	(31,679)
Dividends paid to noncontrolling interest
Changes in controlling ownership interest
Paid-in capital from noncontrolling shareholders
Share-based compensation (Note 16)
Deconsolidation		105,953
Net income (loss)	736,862	276,370	(195,587)
Balance, Ending	891,919	155,057	(227,266)
Other [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning			(36,309)
Dividends paid to noncontrolling interest
Changes in controlling ownership interest			320,956
Paid-in capital from noncontrolling shareholders
Share-based compensation (Note 16)
Deconsolidation
Net income (loss)			(284,647)
Balance, Ending